Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-cancelable operating leases that expiration period			September 2016		August 2016
Rent expenses	$ 57,100	$ 56,461	$ 130,603	$ 122,785	$ 250,744	$ 290,985
Compensation to Chief Executive Officer	$ 407,624	$ 389,153	$ 832,850	740,782	1,889,136	$ 1,345,243
Percentage of net profit interest			20.00%
Chief Executive Officer [Member]
Compensation to Chief Executive Officer			$ 500,000	$ 500,000	300,000
Bonus					1,000,000
Chief Executive Officer [Member] | December 31, 2015 [Member]
Compensation to Chief Executive Officer			$ 1,000,000
Chief Executive Officer [Member] | January 1, 2015 [Member]
Compensation to Chief Executive Officer					$ 1,000,000